CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME OR LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME OR LOSS
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0	¥ 0